Note 7 - Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Other Assets Disclosure [Text Block]
7.	Prepaid expenses and other assets

	As at December 31,
	2021	2020

Prepaid expenses	$44,173	$35,956
Advisor loans receivable	23,030	18,571
Investments in equity securities	11,862	3,918
Investments in debt securities	10,362	12,525
Deferred Purchase Price (notes 15 and 24)	238,836	87,957
Other	11,584	18,853
Prepaid and other assets (Current Assets)	$339,847	$177,780

	As at December 31,
	2021	2020

Advisor loans receivable	$47,980	$42,900
Equity accounted investments (note 16)	22,490	11,154
Investments in equity securities	9,327	5,261
Investments in debt securities	10,343	3,948
Financing fees, net of accumulated amortization of $6,363 (December 31, 2020 - $4.956)	2,458	3,751
Other	7,385	7,341
Other assets (Non-Current Assets)	$99,983	$74,355

Captive Insurance Investments

Investments in equity securities in the amount of $11,705 (2020 - $3,781) consist of investments recorded at fair value. (See note 24.) Investments in debt securities include held-to-maturity investments current $1,981 (2020 – $2,585) and non-current $10,343 (2020 - $3,948), both of which are recorded at amortized cost. The amortized cost (carrying value) of these investments approximated fair value. At December 31, 2021, all of these investments mature within 10 years. The Company’s wholly owned captive insurance company has letters of credit in relation to its reinsurance activities. The letters of credit are secured by $4,514 of the current investments.

Colliers Securities Investments

Investments in equity and debt securities in the amount of $8,538 (2020 – $10,077) consist of investments recorded at fair value in relation to Colliers Securities. (See note 24.) All securities owned are pledged to a clearing firm on terms that permit it to sell or re-pledge the securities to others, subject to certain limitations.

Other Investments in equity securities

Investments in equity securities non-current in the amount of $9,327 (2020 - $5,261) are recorded at fair value following the net asset value practical expedient or recorded at cost less impairment adjusted for observable prices. During the year ended December 31, 2021, the Company recognized a gain of $3,866 related to these investments which was included in Other income in the Company’s consolidated statements of earnings.